Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2013
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The table below summarizes select information related to variable interests held by the Company at December 31, 2013 and 2012:

	2013		2012
Non-consolidated VIEs	Total Assets	Maximum Exposure	Total Assets	Maximum Exposure
Loans provided to VIEs	$150,749	$150,749	$185,000	$185,000
On-balance-sheet securitizations	50,534	50,534	99,121	99,121
Debt securities	1,219,915	1,219,915	1,757,858	1,757,858